Baird Municipal Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2025 (Insured by BAM)	$100,000	$113,210
Alabama Special Care Facilities Financing Authority,
5.000%, 06/01/2026 (Callable 06/01/2025)	110,000	130,353
Black Belt Energy Gas District,
4.000%, 12/01/2049 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)	45,000	51,594
Chilton County Health Care Authority,
3.000%, 11/01/2027 (Callable 11/01/2025)	100,000	107,901
Homewood Educational Building Authority,
4.000%, 12/01/2035 (Callable 12/01/2029)	50,000	55,043
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)(Insured by AGM)	100,000	121,013
University of West Alabama:
4.000%, 01/01/2040 (Callable 01/01/2030)(Insured by AGM)	50,000	55,662
4.000%, 01/01/2041 (Callable 01/01/2030)(Insured by AGM)	100,000	110,970
Total Alabama (Cost $723,548)		745,746	4.8%

Alaska
CIVIC Ventures,
5.000%, 09/01/2025	100,000	108,399
Total Alaska (Cost $108,602)		108,399	0.7%

Arizona
Arizona Industrial Development Authority:
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	100,000	101,057
4.000%, 07/01/2032 (Callable 01/01/2028)(Insured by SD CRED PROG)	100,000	111,435
Industrial Development Authority of the County of Pima,
4.000%, 07/01/2029	25,000	27,823
Total Arizona (Cost $236,840)		240,315	1.5%

Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2026	150,000	166,869
Carroll-Boone Water District,
3.000%, 12/01/2032 (Callable 12/01/2025)	150,000	157,741
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	130,000	146,692
Total Arkansas (Cost $465,640)		471,302	3.0%

California
California Infrastructure & Economic Development Bank,
0.480%, 08/01/2047 (1 Month LIBOR USD + 0.380%)(Callable 02/01/2021)(Mandatory Tender Date 08/01/2021) (2)	75,000	74,747
California Municipal Finance Authority,
5.000%, 10/01/2023	85,000	93,356
El Rancho Unified School District,
0.000%, 08/01/2031 (Callable 08/01/2028)(Insured by AGM) (6)	115,000	139,165
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029) (6)	105,000	115,771
Los Angeles Regional Airports Improvement Corp.,
4.500%, 01/01/2027 (Callable 01/01/2022)	125,000	128,775
Modesto Irrigation District,
0.745%, 09/01/2027 (3 Month LIBOR USD + 0.580%)(Callable 11/02/2020)(Insured by NATL) (2)	60,000	58,635
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (6)	25,000	26,250
Newport Mesa Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2031) (6)	35,000	48,164
Oak Park Unified School District,
0.000%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (6)	50,000	72,456
Oxnard School District,
2.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (6)	150,000	164,259
Sacramento County Sanitation Districts Financing Authority,
0.695%, 12/01/2035 (3 Month LIBOR USD + 0.530%)(Callable 11/02/2020)(Insured by NATL) (2)	145,000	125,460
Total California (Cost $1,003,999)		1,047,038	6.7%

Colorado
City & County of Denver CO,
5.000%, 08/01/2041 (Callable 08/01/2026)	115,000	137,119
Colorado Educational & Cultural Facilities Authority,
2.000%, 09/01/2030 (Callable 09/01/2028)	100,000	98,381
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	100,000	87,327
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	25,000	29,098
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	75,000	79,920
Total Colorado (Cost $413,060)		431,845	2.8%

Connecticut
Connecticut State Higher Education Supplement Loan Authority,
3.000%, 11/15/2035 (Callable 11/15/2026)	150,000	150,877
Total Connecticut (Cost $146,754)		150,877	1.0%

District of Columbia
Metropolitan Washington Airports Authority,
0.000%, 10/01/2036 (Insured by AGC)	100,000	64,043
Total District of Columbia (Cost $64,064)		64,043	0.4%

Florida
Capital Trust Agency, Inc.:
5.250%, 12/01/2024 (3)	100,000	99,324
5.250%, 12/01/2058 (Callable 12/01/2028) (3)	150,000	148,039
City of Tallahassee FL,
4.000%, 12/01/2035 (Callable 06/01/2025)	25,000	26,295
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	150,000	167,315
Miami Health Facilities Authority,
5.000%, 07/01/2021	25,000	24,891
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	150,000	164,484
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	200,000	223,976
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	200,000	213,120
University of West Florida,
4.000%, 06/01/2034 (Callable 06/01/2026)	50,000	54,581
Total Florida (Cost $1,102,933)		1,122,025	7.2%

Georgia
Development Authority of Appling County,
1.500%, 01/01/2038 (Mandatory Tender Date 02/03/2025) (1)	100,000	100,588
Total Georgia (Cost $100,000)		100,588	0.6%

Illinois
Chicago Board of Education,
5.500%, 12/01/2026 (Insured by NATL)	60,000	68,419
Chicago Park District,
5.000%, 01/01/2022	85,000	88,758
City of Chicago IL,
0.000%, 01/01/2027 (Insured by NATL)	100,000	84,232
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	75,000	79,922
Exceptional Children Have Opportunities,
4.000%, 12/01/2035 (Callable 12/01/2029)	150,000	171,930
Illinois Finance Authority:
5.125%, 05/15/2035 (Callable 11/02/2020)	25,000	25,066
4.125%, 11/15/2037 (Callable 11/15/2025)	30,000	32,681
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	100,000	103,982
Metropolitan Pier & Exposition Authority,
0.000%, 06/15/2029 (Insured by NATL)	100,000	78,121
Southern Illinois University,
5.000%, 04/01/2021	95,000	96,081
Upper Illinois River Valley Development Authority,
5.000%, 01/01/2045 (Callable 01/01/2027) (3)	100,000	101,926
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	100,000	112,678
Will County Community High School District No. 210,
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	100,000	110,003
Total Illinois (Cost $1,121,220)		1,153,799	7.4%

Indiana
Indiana Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2023)	150,000	152,652
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	100,000	118,487
St. Joseph County Airport Authority,
0.010%, 07/01/2028	155,000	138,367
Total Indiana (Cost $384,571)		409,506	2.6%

Iowa
City of Cedar Rapids IA,
0.228%, 08/15/2029 (Insured by AMBAC) (1)(5)	100,000	96,250
City of Coralville IA,
4.000%, 06/01/2025 (Callable 06/01/2024)	100,000	96,714
Total Iowa (Cost $195,670)		192,964	1.2%

Kansas
City of Coffeyville KS,
5.000%, 06/01/2025 (Insured by NATL) (3)	100,000	110,274
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	25,000	24,760
Total Kansas (Cost $129,136)		135,034	0.9%

Kentucky
Kentucky Economic Development Finance Authority,
0.000%, 10/01/2027 (Insured by NATL)	90,000	76,728
Kentucky Public Energy Authority,
1.220%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	50,000	50,118
Total Kentucky (Cost $122,667)		126,846	0.8%

Louisiana
Louisiana Local Government Environmental Facilities & Community Development Authority,
6.500%, 11/01/2035 (Callable 11/02/2020)	50,000	50,169
Louisiana Stadium & Exposition District,
5.000%, 07/01/2025 (Callable 07/01/2023)	125,000	133,415
Total Louisiana (Cost $183,523)		183,584	1.2%

Massachusetts
Massachusetts Development Finance Agency:
3.500%, 10/01/2022 (3)	60,000	61,045
5.000%, 07/15/2025 (3)	50,000	56,660
Total Massachusetts (Cost $114,746)		117,705	0.8%

Minnesota
City of Maple Grove MN,
4.000%, 05/01/2037 (Callable 05/01/2027)	105,000	111,992
Total Minnesota (Cost $113,858)		111,992	0.7%

Missouri
Industrial Development Authority of the City of St. Louis,
3.875%, 11/15/2029 (Callable 11/15/2026)	100,000	91,934
Missouri Southern State University,
4.000%, 10/01/2037 (Callable 10/01/2029)(Insured by AGM)	65,000	72,146
St. Joseph Industrial Development Authority,
2.950%, 01/01/2022	100,000	98,743
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	125,000	136,216
5.000%, 10/01/2035 (Callable 10/01/2029) (6)	175,000	154,310
Total Missouri (Cost $566,795)		553,349	3.6%

Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	100,000	113,931
Total Nebraska (Cost $100,000)		113,931	0.7%

Nevada
City of Sparks NV,
2.500%, 06/15/2024 (3)	50,000	49,684
Total Nevada (Cost $45,333)		49,684	0.3%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	85,000	91,622
Borough of Woodbury Heights NJ,
4.000%, 12/01/2024 (Callable 11/02/2020)(Insured by AGC)	20,000	20,060
Essex County Improvement Authority,
5.000%, 11/01/2027	100,000	125,072
New Jersey Economic Development Authority,
5.000%, 03/01/2029 (Callable 03/01/2023)	300,000	320,295
New Jersey Transportation Trust Fund Authority,
0.000%, 12/15/2026 (Insured by AMBAC)	35,000	30,313
South Jersey Port Corp.,
5.000%, 01/01/2025	100,000	111,138
Total New Jersey (Cost $688,926)		698,500	4.5%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	100,000	90,971
Dutchess County Local Development Corp.,
3.000%, 07/01/2036 (Callable 07/01/2026)	150,000	154,632
Metropolitan Transportation Authority:
5.000%, 05/15/2022	25,000	25,713
5.000%, 11/15/2023	50,000	52,486
0.650%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	25,000	23,649
Middletown City School District,
3.000%, 06/15/2034 (Callable 06/15/2024)(Insured by ST AID)	110,000	115,480
New York City Transitional Finance Authority,
4.000%, 07/15/2040 (Callable 07/15/2029)(Insured by ST AID)	150,000	172,053
New York State Dormitory Authority:
5.000%, 07/01/2031 (Callable 07/01/2026)	55,000	64,936
5.000%, 03/15/2048 (Callable 09/15/2028)	250,000	303,630
New York Transportation Development Corp.,
4.000%, 10/01/2030	100,000	102,152
Onondaga Civic Development Corp.,
5.000%, 10/01/2023	100,000	102,514
Town of Ramapo NY:
3.250%, 05/15/2023	100,000	97,890
3.750%, 03/01/2030 (Callable 03/01/2023)	50,000	47,518
Total New York (Cost $1,305,966)		1,353,624	8.7%

North Carolina
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	75,000	76,511
Total North Carolina (Cost $81,490)		76,511	0.5%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	100,000	102,440
County of Burleigh ND,
3.000%, 11/01/2021 (Callable 02/18/2021)	100,000	98,073
County of McKenzie ND,
5.000%, 08/01/2024 (Callable 08/01/2023)	100,000	108,784
Jamestown Park District,
4.000%, 07/01/2031 (Callable 07/01/2024)	100,000	109,083
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)	130,000	142,678
Total North Dakota (Cost $556,868)		561,058	3.6%

Ohio
Ohio Higher Educational Facility Commission,
2.659%, 12/01/2023 (1)	170,000	172,061
Ohio Housing Finance Agency,
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	65,000	73,529
Ohio Turnpike & Infrastructure Commission,
0.000%, 02/15/2034 (Callable 02/15/2031) (6)	70,000	85,369
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/01/2022)	100,000	100,205
5.000%, 04/01/2030	125,000	152,496
Total Ohio (Cost $574,978)		583,660	3.7%

Oklahoma
Norman Regional Hospital Authority,
5.000%, 09/01/2037 (Callable 09/01/2027)	25,000	29,003
Tulsa Industrial Authority:
5.000%, 10/01/2022	100,000	104,701
5.000%, 10/01/2023	25,000	26,689
Total Oklahoma (Cost $161,255)		160,393	1.0%

Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027) (6)	100,000	121,450
Salem Hospital Facility Authority,
5.000%, 05/15/2034 (Callable 05/15/2029)	50,000	62,833
Total Oregon (Cost $169,359)		184,283	1.2%

Pennsylvania
Bucks County Industrial Development Authority,
3.750%, 09/15/2043 (Callable 09/15/2023)	130,000	136,149
City of Philadelphia PA,
5.250%, 06/15/2030 (Callable 11/02/2020)	100,000	100,760
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2025	150,000	151,568
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	100,000	100,921
Pennsylvania Higher Educational Facilities Authority:
5.000%, 01/01/2025 (Callable 01/01/2022)	90,000	92,362
5.000%, 05/01/2031 (Callable 05/01/2026)	25,000	29,469
Pennsylvania Turnpike Commission:
0.000%, 12/01/2040 (Callable 06/01/2029) (6)	75,000	76,811
5.000%, 12/01/2048 (Callable 12/01/2028)	40,000	49,604
Philadelphia Authority for Industrial Development,
3.500%, 12/01/2036 (Callable 12/01/2028)	100,000	108,707
Reading School District,
0.000%, 01/15/2029 (Insured by NATL)	100,000	84,660
Sayre Health Care Facilities Authority,
0.995%, 12/01/2031 (1)	75,000	72,918
Total Pennsylvania (Cost $991,785)		1,003,929	6.4%

Rhode Island
Rhode Island Turnpike & Bridge Authority,
4.000%, 10/01/2036 (Callable 10/01/2029)	125,000	140,720
Total Rhode Island (Cost $139,487)		140,720	0.9%

South Carolina
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	100,000	106,140
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (1)	65,000	71,867
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	100,000	105,239
5.250%, 08/15/2033 (Callable 08/15/2026)	150,000	165,790
South Carolina State Housing Finance & Development Authority,
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	75,000	77,861
South Carolina Transportation Infrastructure Bank,
0.550%, 10/01/2031 (1 Month LIBOR USD + 0.450%)(Callable 10/01/2021)(Mandatory Tender Date 10/01/2022) (2)	150,000	149,228
Total South Carolina (Cost $674,344)		676,125	4.3%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	125,000	136,549
Total South Dakota (Cost $134,019)		136,549	0.9%

Tennessee
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	125,000	143,910
Total Tennessee (Cost $146,634)		143,910	0.9%

Texas
Arlington Higher Education Finance Corp.,
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	125,000	147,386
Brazoria County Toll Road Authority,
0.000%, 03/01/2038 (Callable 03/01/2030) (6)	55,000	54,616
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	100,000	97,749
Harris County Cultural Education Facilities Finance Corp.,
0.680%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	40,000	39,784
Lower Colorado River Authority,
5.000%, 05/15/2040 (Callable 05/15/2025)	75,000	86,963
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	100,000	117,945
Total Texas (Cost $525,267)		544,443	3.5%

Utah
Weber Basin Water Conservancy District,
5.000%, 10/01/2050 (Callable 10/01/2029)	205,000	257,904
Total Utah (Cost $254,086)		257,904	1.7%

Washington
King County Housing Authority,
4.000%, 11/01/2036 (Callable 11/01/2029)	200,000	237,832
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2038 (Callable 01/01/2029)	150,000	168,375
Washington Health Care Facilities Authority,
1.510%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	90,000	88,839
Total Washington (Cost $472,102)		495,046	3.2%

Wisconsin
Green Bay Housing Authority,
2.000%, 04/01/2030 (Callable 04/01/2025)	140,000	142,625
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 03/01/2023)	75,000	72,241
Public Finance Authority:
5.000%, 07/01/2022	55,000	56,840
5.000%, 10/01/2023 (3)	75,000	78,807
Wisconsin Center District,
0.000%, 12/15/2037 (Callable 06/15/2026)(Insured by BAM)	200,000	108,124
Wisconsin Health & Educational Facilities Authority,
4.000%, 05/01/2038 (Callable 05/01/2025)	100,000	83,330
Wisconsin Housing & Economic Development Authority,
3.500%, 07/01/2025 (3)	100,000	100,892
Total Wisconsin (Cost $628,138)		642,859	4.1%
Total Long-Term Investments (Cost $14,947,663)		15,290,086	98.0%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 0.02% (4)	206,778	206,778
Total Short-Term Investment (Cost $206,778)		206,778	1.3%
Total Investments (Cost $15,154,441)		15,496,864	99.3%
Other Assets in Excess of Liabilities		105,854	0.7%
TOTAL NET ASSETS		$15,602,718	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding

LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020, the value of these securities total $999,330, which represents 6.40% of total net assets.

(4)	Seven-day yield.
(5)
Auction rate security. An auction rate security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2020.

Baird Municipal Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$15,290,086	$–	$15,290,086
Total Long-Term Investments	–	15,290,086	–	15,290,086
Short-Term Investment
Money Market Mutual Fund	206,778	–	–	206,778
Total Short-Term Investment	206,778	–	–	206,778
Total Investments	$206,778	$15,290,086	$–	$15,496,864

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.